Receivables and Other Current Assets - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Receivables (Note 16)	€ 8,752	€ 8,419
Trade receivables billed	10,969	10,666
Impairment of trade receivables	(2,798)	(2,657)
Receivables from associates and joint ventures (Note 9)	37	33
Other receivables	544	377
Other current assets	2,033	2,160
Contractual assets (Note 23)	351	341
Capitalized costs (Note 23)	625	566
Prepayments	1,057	1,253
Total	€ 10,785	€ 10,579